Investments in Equity Method Investees (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Kayser Technik Inc [Member]
Investments in Equity Method Investees (Details) [Line Items]
Equity method investment ownership	50.00%	50.00%